Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA  19103-7098
Telephone (215) 564-8000

J. Stephen Feinour, Jr.
jfeinourjr@stradley.com
(215) 564-8521
1933 Act Rule 497(j) filing
1933 Act File No. 333-96461
1940 Act File No. 811-09813

October 12, 2012

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           Scout Funds (the “Trust”)
File Nos. 333-96461 and 811-09813

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information relating to the Scout Emerging Markets Fund series of the Trust that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 42/43 filed electronically with the U.S. Securities and Exchange Commission on October 9, 2012.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, to Michael P. O’Hare at (215) 564-8198.

Sincerely,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr., Esq.